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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: December 31, 2002
                                               -----------------------

Check Here if Amendment /X/; Amendment Number: 1
                                               ---------
   This Amendment (Check only one.):    /X/ is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Cascade Investment, L.L.C.
                 ------------------------------------------------
   Address:      2365 Carillon Point
                 ------------------------------------------------
                 Kirkland, WA 98033
                 ------------------------------------------------

Form 13F File Number: 28-05149
                      ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Michael Larson
         -------------------------------
Title:   Manager
         -------------------------------
Phone:   (425) 889-7900
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Michael Larson            Kirkland, Washington     March 19, 2004
   -------------------------------    --------------------   -----------------
           [Signature]                    [City, State]           [Date]

The sole purpose of this amendment is to add Michael Larson, who is the Manager of Cascade Investment, L.L.C., as an included manager and to revise the Information Table to reflect that Michael Larson exercises investment discretion with respect to the Section 13(f) securities held by Cascade Investment, L.L.C. Michael Larson also exercises investment discretion with respect to the Section 13(f) securities held by the Bill & Melinda Gates Foundation (the "Foundation"), which are reported separately on the Foundation's Form 13F report, File No. 28-10098.

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                      1
                                        --------------------

Form 13F Information Table Entry Value:                17
                                        --------------------

Form 13F Information Table Value Total:    $ 2,148,446.02
                                        --------------------
                                             (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.       Form 13F File Number         Name

    1         28-05147                     Michael Larson
    ------    -----------------            ---------------------------------

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                           FORM 13F INFORMATION TABLE
                             AS OF DECEMBER 31, 2002

                                                                     AMOUNT AND TYPE OF
                                                                          SECURITY                             VOTING AUTHORITY
-----------------------------------------------------------------------------------------------------------------------------------
                                                             VALUE    SHARES/PRN  SH/  INVESTMENT   OTHER
NAME OF ISSUER                TITLE OF CLASS     CUSIP      (X1000)     AMOUNT    PRN  DISCRETION  MANAGERS  SOLE    SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
ALASKA AIR GROUP               Common Stock    011659109   17,155.46     792,400  SH      OTHER       1               792,400
AVISTA CORP                    Common Stock    05379B107   34,474.23   2,982,200  SH      OTHER       1             2,982,200
BOCA RESORTS, INC.             Common Stock    09688T106   21,910.43   2,047,704  SH      OTHER       1             2,047,704
CANADIAN NATIONAL RAILWAY CO.  Common Stock    136375102  435,756.60  10,485,000  SH      OTHER       1            10,485,000
COX COMMUNICATIONS INC.        Common Stock    224044107  694,777.20  24,463,986  SH      OTHER       1            24,463,986
EXTENDED STAY AMERICA, INC.    Common Stock    30224P101   83,957.00   5,692,000  SH      OTHER       1             5,692,000
FISHER COMMUNICATIONS, INC.    Common Stock    337756209   24,024.50     455,700  SH      OTHER       1               455,700
ICOS CORP                      Common Stock    449295104  125,465.92   5,359,501  SH      OTHER       1             5,359,501
NEXTEL PARTNERS INC.           Common Stock    65333F107   77,490.26  12,766,106  SH      OTHER       1            12,766,106
OTTER TAIL POWER COMPANY       Common Stock    689648103   40,436.08   1,503,200  SH      OTHER       1             1,503,200
PAIN THERAPEUTICS INC.         Common Stock    69562K100    4,425.56   1,851,700  SH      OTHER       1             1,851,700
PAN AMERICAN SILVER CORP       Common Stock    697900108   40,023.20   5,105,000  SH      OTHER       1             5,105,000
PNM RESOURCES INC.             Common Stock    69349H107   87,993.46   3,694,100  SH      OTHER       1             3,694,100
REPUBLIC SERVICES INC.         Common Stock    760759100  379,282.73  18,078,300  SH      OTHER       1            18,078,300
SCHNITZER STEEL INDS INC.      Common Stock    806882106   12,056.04     602,200  SH      OTHER       1               602,200
SEATTLE GENETICS INC.          Common Stock    812578102   10,915.37   3,521,088  SH      OTHER       1             3,521,088
SIX FLAGS, INC.                Common Stock    83001P109   58,301.96  10,210,500  SH      OTHER       1            10,210,500